Accounts Payable (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE [Abstract]
Creditors	$ 1,571	$ 1,194
Brokers	1,935	1,681
Insurances	151	171
Professional and legal fees	167	125
Total accounts payable	$ 3,824	$ 3,171